Fair Value Measurements of Financial Instruments - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Gains (losses) recognised in profit or loss excluding exchange differences, fair value measurement, liabilities	$ 76.4	$ 23.7
Preferred Shares [Member] | IPO scenario [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of reasonably possible increase in unobservable input, liabilities			10.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities			$ 42.9
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, liabilities			$ 42.0